Accrued liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued liabilities	NOTE 5 - ACCRUED LIABILITIES As of December 31, 2018 and 2017, the Company had accrued professional fees of $21,859 and $14,041, respectively.